Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	$ 77.5	$ 21.1
Environmental trust funds	140.9	125.2	$ 109.6
– Investments	189.6	161.0
Borrowings	2,738.2	2,495.6
Royalties
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	77.5	0.0
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	2,806.3	2,502.1
Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	31.0	16.5
Asanko contingent consideration	22.0	18.4
Financial assets measured at fair value | Royalties
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	77.5	0.0
Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	140.9	125.2
– Investments	47.2	46.5
– Asanko deferred consideration	28.1	49.5
Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	142.4	114.5
Level 1 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,309.6	504.4
Level 1 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Asanko contingent consideration	0.0	0.0
Level 1 | Financial assets measured at fair value | Royalties
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	0.0	0.0
Level 1 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
– Investments	47.2	46.5
– Asanko deferred consideration	0.0	0.0
Level 1 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	142.4	114.5
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	0.0	0.0
Level 2 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	31.0	16.5
Asanko contingent consideration	0.0	0.0
Level 2 | Financial assets measured at fair value | Royalties
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	0.0	0.0
Level 2 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	140.9	125.2
– Investments	0.0	0.0
– Asanko deferred consideration	28.1	49.5
Level 2 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 3 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,496.7	1,997.7
Level 3 | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Asanko contingent consideration	22.0	18.4
Level 3 | Financial assets measured at fair value | Royalties
Disclosure of fair value measurement of assets and liability [line items]
Assets held for sale	77.5	0.0
Level 3 | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
– Investments	0.0	0.0
– Asanko deferred consideration	0.0	0.0
Level 3 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	$ 0.0	$ 0.0